Leases (Details) - Schedule of future minimum rental payments for operating leases $ in Millions	Dec. 31, 2015 USD ($)
Schedule of future minimum rental payments for operating leases [Abstract]
2016	$ 561.5
2017	522.2
2018	472.4
2019	418.1
2020	361.5
Thereafter	2,879.8
Total	$ 5,215.5